Disclosure - Segment And Geographic Information - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jul. 01, 2014	Mar. 31, 2015
Segment Reporting Information [Line Items]
Effect of change in estimates on income before income taxes and equity in earnings (losses) of affiliated companies		¥ 51,307
Maximum
Segment Reporting Information [Line Items]
Finite-lived intangible assets, average useful life, years	7 years